PROMISSORY NOTES (Additional Information) (Details) (USD $)	6 Months Ended						0 Months Ended		12 Months Ended		0 Months Ended		6 Months Ended	0 Months Ended			6 Months Ended
	Jun. 30, 2013	Aug. 08, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 31, 2011	Jun. 14, 2013 Bridge Warrant [Member]	Jun. 30, 2013 Bridge Warrant [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Apr. 11, 2013 Subsequent Event [Member]	Jul. 12, 2013 Subsequent Event [Member]	Jun. 30, 2013 Abtech Industeries Incorporated [Member] Convertible Notes Payable [Member]	Jun. 14, 2013 Bridge Loan [Member]	Jun. 30, 2013 Bridge Loan [Member]	Jun. 14, 2013 Bridge Loan [Member] Maximum [Member]	Jun. 30, 2013 Two Secured Convertible Promisory Note [Member]	Dec. 31, 2012 Non Related Party [Member]	Dec. 31, 2011 Non Related Party [Member]	Dec. 31, 2012 Non Related Party [Member] Secured Abhd Notes [Member]	Dec. 31, 2011 Non Related Party [Member] Secured Abhd Notes [Member]
Schedule Of Promissory Notes [Line Items]
Convertible Notes Payable			$ 2,336,000	$ 6,372,763														$ 626,000	$ 3,913,082	$ 480,000	$ 25,000
Debt Instrument, Face Amount													1,856,000	500,000			480,000
Debt Instrument, Maturity Date Range, Start													Mar. 31, 2013
Debt Instrument, Maturity Date Range, End													May 11, 2014
Debt Instrument, Increase (Decrease), Net, Total	1,856,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	2,649,640										2,649,640
Debt Instrument, Interest Rate, Stated Percentage														6.50%			6.00%
Debt Instrument, Maturity Date														Oct. 01, 2013			Oct. 01, 2013
Loan Advance Amount																500,000
Bridge Loan	250,000											250,000
Stock Issued During Period, Shares, New Issues							35,000
Fair Value Assumptions, Exercise Price							$ 0.66
Fair Value Assumptions, Expected Term							5 years		2 years 1 month 6 days	1 year 9 months 18 days
Debt Instrument, Unamortized Discount								$ 10,399							$ 8,924						$ 441,918
Debt Instrument, Convertible, Conversion Price		$ 0.70			$ 0.70	$ 0.60											$ 0.70